Common Stock and Common Stock Warrants	9 Months Ended	12 Months Ended
	Sep. 27, 2020	Dec. 29, 2019
Equity [Abstract]
Common Stock and Common Stock Warrants

11. Common Stock and Common Stock Warrant

Common Stock: As of September 27, 2020, the Company’s amended and restated certificate of incorporation authorized the Company to issue 39,432,161 shares of common stock, par value $0.0001 per share.

In March 2019 and April 2019, the Company issued and sold an aggregate of 2,815,012 shares of common stock at a purchase price of $5.3286 per share, for proceeds of $14,097, net of issuance costs of $903.

In March 2019 and April 2019, the Company executed a tender offer to repurchase 2,852,770 shares of its common stock and the vested equity of certain directors, employees and officers for a net purchase price of $5.0087 per shares for net proceeds of $14,289.

The voting, dividend and liquidation rights of the holders of the Company’s common stock are subject to and qualified by the rights, powers and preferences of the holders of the Preferred Stock. Each share of the Company’s common stock is entitled to one vote on all matters submitted to a vote of the Company’s stockholders. Holders of the Company’s common stock are entitled to receive dividends as may be declared by the Company’s board of directors, if any, subject to the preferential dividend rights of Preferred Stock. No cash dividends had been declared or paid during the periods presented.

As of each balance sheet date, the Company had reserved shares of common stock for issuance in connection with the following:

	September 27, 2020	December 29, 2019
Conversion of outstanding shares of redeemable convertible preferred stock	—	8,192,876
Warrants to purchase common stock	—	196,800
Options to purchase common stock	5,712,814	5,413,064
Restricted stock units	45,000	—
Shares available for grant under the 2013 Incentive Plan	—	240,079
Shares available for grant under the 2020 Incentive Plan	7,729,892	—
Total	13,487,706	14,042,819

Common Stock Warrant: In June 2015, the Company issued a warrant to the guarantor of a line of credit agreement that was entered in 2015 and matured and was repaid in full in 2017. The guarantor was also the Company’s Chief Executive Officer. The warrant provided for the purchase of a total of 196,800 shares of the Company’s common stock at an exercise price of $1.43 per share. The warrant was scheduled to expire on the earlier of June 12, 2020 or the completion of the IPO. At the time of issuance, the Company classified the warrant as equity in its unaudited condensed consolidated balance sheets. On June 9, 2020, the guarantor exercised the warrant to purchase 196,800 shares of the Company’s common stock resulting in net proceeds of approximately $282.

14. Common Stock and Common Stock Warrants

Common Stock: As of December 29, 2019, the Company’s amended and restated certificate of incorporation authorized the Company to issue 40,348,565 shares of common stock, par value $0.0001 per share.

In March and April 2019, the Company issued and sold an aggregate of 2,815,012 shares of common stock at a purchase price of $5.3286 per share, for proceeds of $14,097, net of issuance costs of $903.

In March and April 2019, the Company executed a tender offer to repurchase 2,852,770 shares of its common stock and the vested equity of certain directors, employees and officers for a net purchase price of $5.0087 per share for net proceeds of $14,289.

The voting, dividend and liquidation rights of the holders of the Company’s common stock are subject to and qualified by the rights, powers and preferences of the holders of the Preferred Stock set forth above. Each share of the Company’s common stock is entitled to one vote on all matters submitted to a vote of the Company’s stockholders. Holders of the Company’s common stock are entitled to receive dividends as may be declared by the Company’s board of directors, if any, subject to the preferential dividend rights of Preferred Stock. No cash dividends had been declared or paid during the periods presented.

As of each balance sheet date, the Company had reserved shares of common stock for issuance in connection with the following:

	December 30, 2018	December 29, 2019
Conversion of outstanding shares of redeemable convertible preferred stock	8,192,876	8,192,876
Warrants to purchase common stock	196,800	196,800
Options to purchase common stock	3,259,079	5,413,064
Shares available for grant under the 2013 Incentive Plan	64,954	240,079

Total	11,713,709	14,042,819

Common Stock Warrants: In June 2015, the Company issued a warrant to the guarantor of a line of credit agreement that was entered into in 2015 and matured and was repaid in full in 2017. The guarantor was also the Company’s Chief Executive Officer. The warrant provided for the purchase of a total of 196,800 shares of the Company’s common stock at an exercise price of $1.43 per share. As of December 29, 2019, the warrant has not yet been exercised. The warrant expires upon the earlier of June 12, 2020 or the completion of this offering. At the time of issuance, the Company classified the warrant as equity in its consolidated balance sheets.